Net Interest Income	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Net Interest Income
27	NET INTEREST INCOME
Net interest income for the fiscal years ended March 31, 2023, 2022 and 2021 consisted of the following:

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Interest income from:
Deposits with banks	¥309,704	¥20,044	¥17,411
Call loans and bills bought	75,923	13,898	11,091
Reverse repurchase agreements and cash collateral on securities borrowed	54,693	6,633	14,148
Investment securities	218,011	123,194	126,639
Loans and advances	3,037,745	1,583,885	1,611,081

Total interest income	3,696,076	1,747,654	1,780,370

Interest expense from:
Deposits	1,068,750	101,991	179,910
Call money and bills sold	18,246	1,259	1,755
Repurchase agreements and cash collateral on securities lent	280,945	5,767	7,131
Borrowings	126,122	49,282	62,624
Debt securities in issue	373,313	106,505	109,205
Premiums for deposit insurance	22,915	37,970	35,813
Others	50,715	942	807

Total interest expense	1,941,006	303,716	397,245

Net interest income	¥1,755,070	¥1,443,938	¥1,383,125